T. ROWE PRICE Global Growth Stock Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.6%
Common Stocks 0.6%
MercadoLibre (USD) (1) 7,584 8,586
Total Argentina (Cost
$6,133
)
8,586
BRAZIL 1.3%
Common Stocks 1.3%
Magazine Luiza  3,975,749 5,241
NU Holdings, Class A (USD) (1) 424,912 3,153
Rede D'Or Sao Luiz  609,144 5,105
XP, Class A (USD) (1) 158,228 5,270
Total Brazil (Cost
$26,002
)
18,769
CANADA 1.8%
Common Stocks 1.8%
Brookfield Asset Management, Class A (USD)  161,944 8,923
Shopify, Class A (USD) (1) 8,535 8,230
Sun Life Financial (USD)  160,023 9,057
Total Canada (Cost
$13,904
)
26,210
CAYMAN ISLANDS 0.4%
Common Stocks 0.2%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $2,115 (USD) (1)(2)(3) 554,948 2,032
2,032
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,291
(USD) (1)(2)(3) 26,185 3,198
3,198
Total Cayman Islands (Cost
$3,406
)
5,230
CHINA 6.0%
Common Stocks 5.2%
Alibaba Group Holding (HKD) (1) 710,868 11,142
China Resources Mixc Lifestyle Services (HKD)  1,035,400 6,086
GDS Holdings, Class A (HKD) (1) 896,777 4,683

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Huazhu Group, ADR (USD) (1) 119,900 4,738
JD Health International (HKD) (1) 702,100 5,671
JD.com (HKD) (1) 9,828 335
JD.com, Class A (HKD) (1) 160,720 6,091
Kanzhun, ADR (USD) (1) 209,774 6,354
KE Holdings, ADR (USD) (1) 95,026 2,071
Meituan, Class B (HKD) (1) 178,300 5,319
Pinduoduo, ADR (USD) (1) 34,395 2,058
Tencent Holdings (HKD)  203,500 12,752
Tsingtao Brewery, H Shares (HKD)  258,000 2,322
Wuxi Biologics Cayman (HKD) (1) 478,000 4,791
74,413
Common Stocks - China A Shares 0.8%
Glodon, A Shares (CNH)  489,700 4,775
Gree Electric Appliances of Zhuhai, A Shares (CNH)  695,980 4,181
NARI Technology, A Shares (CNH)  486,660 2,725
11,681
Total China (Cost
$91,285
)
86,094
DENMARK 0.2%
Common Stocks 0.2%
Genmab, ADR (USD) (1) 99,733 3,399
Total Denmark (Cost
$4,172
)
3,399
FRANCE 1.7%
Common Stocks 1.7%
Airbus (1) 73,534 9,390
EssilorLuxottica  32,197 6,091
Eurofins Scientific  91,368 9,174
Total France (Cost
$18,139
)
24,655
GERMANY 6.4%
Common Stocks 5.8%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD) (1)(2)(3) 1,795 664
Delivery Hero (1) 59,627 4,603
Evotec (1) 501,824 20,306
flatexDEGIRO (1)(4) 263,090 5,091
Global Fashion Group (1)(4) 687,432 3,141
Infineon Technologies  184,718 7,671
Shop Apotheke Europe (1)(4) 46,106 5,994

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Siemens  64,626 10,261
Symrise  58,956 7,045
TeamViewer (1) 467,963 7,071
Zalando (1) 148,273 11,768
83,615
Convertible Preferred Stocks 0.2%
Celonis, Series D, Acquisition Date: 6/17/21 - 11/18/21,
Cost $2,434 (USD) (1)(2)(3) 6,583 2,434
2,434
Preferred Stocks 0.4%
Sartorius  9,501 5,130
5,130
Total Germany (Cost
$74,874
)
91,179
HONG KONG 0.5%
Common Stocks 0.5%
AIA Group  524,000 5,471
Galaxy Entertainment Group (1) 262,000 1,517
Total Hong Kong (Cost
$5,799
)
6,988
INDIA 5.9%
Common Stocks 5.4%
Axis Bank (1) 683,142 7,135
Britannia Industries  78,555 3,745
FSN E-Commerce Ventures (1) 133,268 2,965
Godrej Consumer Products (1) 379,738 4,547
Havells India  365,060 5,850
HDFC Asset Management  70,836 2,103
HDFC Bank  321,773 6,466
HDFC Bank, ADR (USD)  85,760 5,886
Housing Development Finance  215,564 7,346
Kotak Mahindra Bank  489,605 12,274
One97 Communications, Acquisition Date: 12/3/19,
Cost $1,563 (1)(3) 61,390 718
Pidilite Industries  173,640 5,729
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309 (1)(2)(3) 821 3,136
United Spirits (1) 671,816 7,833
Zomato (1) 1,665,129 2,031
77,764

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.5%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $6,343 (1)(2)(3) 1,977 7,553
7,553
Total India (Cost
$59,203
)
85,317
INDONESIA 1.3%
Common Stocks 1.3%
Bank Central Asia  15,958,700 8,488
Kalbe Farma  24,505,900 2,800
Sumber Alfaria Trijaya  74,850,500 6,077
Unilever Indonesia  3,228,600 908
Total Indonesia (Cost
$11,847
)
18,273
ITALY 0.2%
Common Stocks 0.2%
DiaSorin  18,021 2,778
Total Italy (Cost
$3,444
)
2,778
JAPAN 2.2%
Common Stocks 2.2%
Daiichi Sankyo  389,600 8,754
Keyence  11,300 5,796
NTT Data  261,100 5,006
Recruit Holdings  73,900 3,653
Shimadzu  101,800 3,673
SoftBank Group  45,200 2,002
Sumitomo Metal Mining  60,500 2,795
Total Japan (Cost
$25,411
)
31,679
NETHERLANDS 2.2%
Common Stocks 2.2%
Adyen (1) 3,478 7,077
Argenx, ADR (USD) (1) 26,002 7,001
ASML Holding (USD)  9,629 6,521
Koninklijke DSM  33,072 6,200
Universal Music Group  203,517 5,025
Total Netherlands (Cost
$21,449
)
31,824

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
NIGERIA 0.1%
Common Stocks 0.1%
Nestle Nigeria  222,060 765
Total Nigeria (Cost
$697
)
765
PERU 0.4%
Common Stocks 0.4%
InRetail Peru (USD)  182,951 6,367
Total Peru (Cost
$4,086
)
6,367
PHILIPPINES 1.4%
Common Stocks 1.4%
Ayala Land  2,939,200 2,075
BDO Unibank  2,685,693 7,138
SM Investments  299,506 5,583
Universal Robina  2,196,070 5,482
Total Philippines (Cost
$19,330
)
20,278
SINGAPORE 0.8%
Common Stocks 0.8%
Grab Holdings, Class A (USD) (1)(4) 160,100 906
Sea, ADR (USD) (1) 66,438 9,986
Total Singapore (Cost
$5,590
)
10,892
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Naspers, Class N  17,509 2,830
Total South Africa (Cost
$2,838
)
2,830
SOUTH KOREA 0.4%
Common Stocks 0.4%
Coupang (USD) (1)(4) 277,113 5,769
Total South Korea (Cost
$11,106
)
5,769

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 0.2%
Common Stocks 0.2%
Cellnex Telecom  61,453 2,787
Total Spain (Cost
$3,323
)
2,787
SWEDEN 0.7%
Common Stocks 0.7%
Assa Abloy, Class B  202,253 5,538
Hexagon, Class B  284,386 3,836
Total Sweden (Cost
$5,535
)
9,374
SWITZERLAND 1.8%
Common Stocks 1.8%
Julius Baer Group  42,957 2,807
Lonza Group  12,782 8,812
On Holding, Class A (USD) (1)(4) 82,268 2,169
Partners Group Holding  4,352 6,068
Zurich Insurance Group  12,130 5,802
Total Switzerland (Cost
$16,764
)
25,658
TAIWAN 0.6%
Common Stocks 0.6%
Taiwan Semiconductor Manufacturing, ADR (USD)  69,387 8,509
Total Taiwan (Cost
$8,389
)
8,509
TURKEY 0.1%
Common Stocks 0.1%
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (USD) (1) 423,142 808
Total Turkey (Cost
$5,301
)
808
UNITED KINGDOM 6.0%
Common Stocks 5.8%
Ashtead Group  81,296 5,815
ASOS (1)(4) 159,003 4,771
AstraZeneca, ADR (USD)  232,013 13,505
boohoo Group (1) 1,864,816 2,705

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Bridgepoint Group (1) 324,540 1,689
Derwent London  56,209 2,597
Experian  242,996 10,149
Farfetch, Class A (USD) (1) 293,253 6,367
London Stock Exchange Group  94,393 9,242
Mondi  87,455 2,188
Ocado Group (1) 321,643 6,554
Oxford Nanopore Technologies (1) 384,768 2,528
Rentokil Initial  1,031,950 7,227
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD) (1)(2)(3) 100,647 1,444
THG (1) 3,020,385 5,384
Unilever  30,835 1,581
83,746
Convertible Preferred Stocks 0.2%
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,406 (USD) (1)
(2)(3) 167,744 2,406
2,406
Total United Kingdom (Cost
$87,640
)
86,152
UNITED STATES 55.3%
Common Stocks 52.9%
Accenture, Class A  8,700 3,076
Agilent Technologies  49,647 6,917
Alphabet, Class C (1) 14,768 40,080
Amazon.com (1) 13,906 41,599
American Campus Communities, REIT  40,622 2,123
Amphenol, Class A  95,900 7,633
Apple  94,900 16,587
Atlassian, Class A (1) 25,042 8,122
Aurora Innovation, Acquisition Date: 3/1/19, Cost $605 (1)(3) 142,189 666
Aurora Innovation (1) 127,500 629
Avalara (1) 33,660 3,690
AvalonBay Communities, REIT  26,373 6,441
Avantor (1) 47,900 1,788
Bill.com Holdings (1) 24,711 4,651
Block, Class A (1) 13,800 1,688
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $3,134 (1)(2)
(3) 1,839 3,134
Charles Schwab  188,992 16,575
Chubb  46,392 9,152
Cigna  42,184 9,722
Cognex  27,900 1,854
Confluent, Class A (1)(4) 66,800 4,368

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
CoStar Group (1) 8,348 586
Coupa Software (1) 49,392 6,632
Crowdstrike Holdings, Class A (1) 20,596 3,720
Danaher  38,705 11,061
Datadog, Class A (1) 20,164 2,946
DocuSign (1) 27,575 3,468
DoorDash, Class A (1) 60,097 6,820
Doximity, Class A (1) 120,404 5,487
Eli Lilly  33,995 8,342
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $4,620 (1)(2)(3) 7,370 7,087
Equity LifeStyle Properties, REIT  45,520 3,564
Estee Lauder, Class A  18,425 5,745
Etsy (1) 47,729 7,497
FedEx  44,846 11,026
Fiserv (1) 123,802 13,086
ForgeRock, Class A (1)(4) 192,396 2,740
Fortinet (1) 13,601 4,043
General Electric  166,046 15,688
Goldman Sachs Group  46,603 16,529
Grab Holdings, Acquisition Date: 4/13/21, Cost $10,678 (1)(3) 1,067,832 5,742
HashiCorp, Class A (1)(4) 11,637 773
HubSpot (1) 6,400 3,128
IDEX  26,491 5,707
International Paper  70,695 3,411
Intuit  17,465 9,697
Intuitive Surgical (1) 28,177 8,007
KKR  151,091 10,752
Legalzoom.com (1)(4) 77,774 1,235
Linde  29,361 9,357
Live Nation Entertainment (1) 47,039 5,151
Magic Leap, Acquisition Date: 10/12/17, Cost $1,153 (1)(2)(3) 2,372 46
Manhattan Associates (1) 41,600 5,569
MarketAxess Holdings  17,247 5,941
Marsh & McLennan  49,107 7,545
Mastercard, Class A  17,000 6,568
Meta Platforms, Class A (1) 57,470 18,003
Microsoft  63,305 19,687
Moderna (1) 5,300 897
MongoDB (1) 15,662 6,345
Morgan Stanley  103,944 10,658
Netflix (1) 9,764 4,171
NextEra Energy  211,923 16,555
NVIDIA  41,785 10,231
Opendoor Technologies, Class A (1) 243,723 2,420
Packaging Corp. of America  44,757 6,742

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Paycom Software (1) 7,927 2,658
Peloton Interactive, Class A (1) 235,416 6,434
Pinterest, Class A (1) 61,669 1,823
Quidel (1) 30,172 3,119
Rent the Runway, Class A (1)(4) 41,164 238
Rivian Automotive, Acquisition Date: 7/10/20 - 1/19/21,
Cost $9,317 (1)(3) 468,209 29,241
ROBLOX, Class A (1) 57,833 3,809
Roper Technologies  38,177 16,689
salesforce.com (1) 47,610 11,075
Sempra Energy  46,931 6,484
ServiceNow (1) 17,172 10,059
Sherwin-Williams  9,600 2,750
Signature Bank  9,432 2,873
Snap, Class A (1) 210,002 6,833
Snowflake, Class A (1) 23,432 6,465
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $859 (1)(2)(3) 32,874 1,350
Stryker  30,389 7,538
Supernova Partners Acquisition Company II SPAC/Rigetti
PIPE (1)(5) 358,875 3,214
Synopsys (1) 21,629 6,716
Teledyne Technologies (1) 16,534 6,968
Tesla (1) 5,920 5,545
Thermo Fisher Scientific  12,389 7,202
Toast, Class A (1)(4) 25,165 576
Tradeweb Markets, Class A  39,284 3,330
Trimble (1) 95,263 6,874
Tyson Foods, Class A  36,000 3,272
UiPath, Class A (1) 151,873 5,548
UnitedHealth Group  22,484 10,625
Veeva Systems, Class A (1) 34,015 8,046
Vertex Pharmaceuticals (1) 20,634 5,015
Waste Connections  100,678 12,555
Wayfair, Class A (1)(4) 28,269 4,408
Wells Fargo  305,402 16,431
Welltower, REIT  73,963 6,407
Weyerhaeuser, REIT  57,164 2,311
Workday, Class A (1) 26,754 6,769
Zoom Video Communications, Class A (1) 39,800 6,140
758,290
Convertible Preferred Stocks 2.4%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $150 (1)(2)(3) 88 150

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (1)(2)(3) 10 17
Databricks, Series H, Acquisition Date: 8/31/21, Cost $1,107 (1)
(2)(3) 5,022 1,107
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528 (1)(2)(3) 344,903 4,528
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614 (1)(2)(3) 137,791 3,614
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)(2)(3) 79,700 4,521
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799 (1)(2)(3) 12,400 704
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001 (1)(2)(3) 84,400 4,001
SB Technology, Acquisition Date: 12/10/21, Cost $5,863 (1)(2)
(3) 540,020 5,863
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846 (1)(2)(3) 20,496 846
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $2,163 (1)(2)
(3) 10,605 5,939
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587 (1)
(2)(3) 30,126 2,763
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209 (1)(2)
(3) 2,283 209
34,262
Total United States (Cost
$564,460
)
792,552
URUGUAY 0.2%
Common Stocks 0.2%
Dlocal (USD) (1) 121,213 3,627
Total Uruguay (Cost
$3,447
)
3,627
VIETNAM 1.5%
Common Stocks 1.5%
Masan Group  2,174,975 13,810
Military Commercial Joint Stock Bank (1) 5,226,902 8,258
Total Vietnam (Cost
$10,016
)
22,068
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.09% (6)(7) 681,693 682
Total Short-Term Investments (Cost $682) 682

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 0.09% (6)(7) 19,551,705 19,552
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 19,552
Total Securities Lending Collateral (Cost $19,552) 19,552
Total Investments in Securities 101.8%
(Cost $1,133,824) $ 1,459,651
Other Assets Less Liabilities (1.8)% (25,355)
Net Assets 100.0% $ 1,434,296
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $105,113 and represents 7.3% of net assets.
(4) All or a portion of this security is on loan at January 31, 2022.
(5) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
January 31, 2022, was $3,589 and was valued at $3,214 (0.2% of net assets).
(6) Seven-day yield
(7) Affiliated Companies

T. ROWE PRICE Global Growth Stock Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — $ — $ 2 ++
T. Rowe Price Short-Term Fund — — —
Totals $ — # $ — $ 2 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 8,050 ¤ ¤ $ 20,234
T. Rowe Price Short-Term Fund 18,502 ¤ ¤ —
Total $ 20,234 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,234.

T. ROWE PRICE Global Growth Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Growth Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Growth Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Growth Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at January 31, 2022, totaled $(958,000) for the period ended
January 31, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 840,703 $ 524,838 $ 18,893 $ 1,384,434
Convertible Preferred Stocks — — 49,853 49,853
Preferred Stocks — 5,130 — 5,130
Short-Term Investments 682 — — 682
Securities Lending Collateral 19,552 — — 19,552
Total $ 860,937 $ 529,968 $ 68,746 $ 1,459,651
($000s)
Beginning
Balance
10/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
1/31/22
Investment in Securities
Common Stocks $ 16,705 $ (276) $ 2,466 $ (2) $ 18,893
Convertible Preferred Stocks 77,059 (24,623) 6,733 (9,316) 49,853
Total $ 93,764 $ (24,899) $ 9,199 $ (9,318) $ 68,746

T. ROWE PRICE Global Growth Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 18,893 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
6.4x
– 7.5x
7.0x Increase
Sales growth
rate
25% 25% Increase
Enterprise
value to gross
profit multiple
25.2x
– 33.8x
29.5x Increase
Gross profit
growth rate
40% 40% Increase
Enterprise
value to
EBITDA
multiple
22.0x
– 25.4x
23.7x Increase
EBITDA
growth rate
32% 32% Increase
Segment-
based price-
to-earnings
multiple
9.5x
– 36.8x
19.6x Increase
Whole
company
price-to-
earnings
multiple
18.1x 18.1x Increase

T. ROWE PRICE Global Growth Stock Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 49,853 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
3.0x
– 4.2x
3.4x Increase
Sales growth
rate
18%
- 32%
25% Increase
Enterprise
value to gross
merchandise
value
0.7x 0.7x Increase
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Growth Stock Fund

declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F174-054Q1 01/22